Revenue - By type (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Revenue by type of service
Revenue		¥ 1,023,670	$ 148,401	¥ 996,347	¥ 941,168
Customer management services
Revenue by type of service
Revenue	[1]	459,917		424,877	386,571
Membership fees and value added services
Revenue by type of service
Revenue		47,638		46,613	41,956
Logistics services
Revenue by type of service
Revenue		139,864		123,379	114,073
Cloud services
Revenue by type of service
Revenue		112,077		84,517	76,459
Sales of goods
Revenue by type of service
Revenue		227,747		274,276	283,273
Other revenue
Revenue by type of service
Revenue	[2]	¥ 36,427		¥ 42,685	¥ 38,836

[1]	Customer management services mainly include CPC, CPM, time-based and CPS marketing and software services.
[2]	Other revenue includes revenue from self-developed online games and multiple services provided through various platforms and businesses.